Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Derivative Financial Instruments [Abstract]
Derivative financial Instruments
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Derivative financial instruments

Option to purchase common shares

As of the beginning of year-ended December 31, 2021, dLocal Limited had an option agreement in place with one shareholder (“Investor”), pursuant to which the Investor had outstanding options to purchase up to 18,068,000 common shares from certain existing shareholders, or by direct issuance of Company shares, which could be exercised by the Investor on or before December 16, 2021.

On March 3, 2021, the investor exercised the right to purchase 18,068,000 Class A Ordinary shares in dLocal Group Limited, by acquiring them from other existing shareholders, without being required the issuance of new shares by dLocal. In this sense, as of March 3, 2021 the obligations of dLocal under this agreement ceased.

Considering that as of December 31, 2020 the derivative financial instrument represented a liability for dLocal of USD 2,896, a gain for the same amount was recognized within Operating profit in the line item “Other operating gain/(loss)” in the Consolidated Statements of Comprehensive Income for the twelve-month period ended December 31, 2021.

Other derivative financial instruments

During the year-ended December 31, 2021, dLocal entered into short-term derivative contracts (delivery and non-delivery forwards) with different counterparties in different countries in which the Group operates, according to the following detail:

Transaction	Type of Forward Transaction	Local currency	Notional amount in USD	Fair value of transactions recognized in Income Statement during 2021 - (Loss)/Gain	Outstanding balance as of December 31, 2021 - Derivative financial liabilities
Non-delivery forwards	Buy USD	Brazilian Reais	37,709,420	(220)	(152)
Non-delivery forwards	Buy USD	Argentinean Peso	2,500,000	(125)	—
Delivery forwards (1)	Buy USD	Chilean Peso	107,483,927	40	(8)
Non-delivery forwards	Buy USD	Indian Rupee	10,000,000	(59)	(14)
Non-delivery forwards	Buy USD	South African Rand	9,582,534	120	(47)
Total	—	—	167,275,881	(244)	(221)

(1) dLocal entered into hedge operations of trade and other receivables in Chilean Peso subject to foreign exchange exposure using the delivery forward contracts. The transactions have been elected for hedge accounting and classified as fair value hedge in accordance with IFRS 9. During 2021, dLocal recognized a gain of USD 322 and a derivative financial liability of USD 8 derived from these hedging transactions.
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